PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$

Receivables from third-party payment service providers	539	522
Utility deposits	3,883	4,473
Other deposits	890	—
Deferred expense*	430	907
Loans to the third parties	895	894
Derivative assets	1,392	2,533
Receivables from disposal of mining pool business - current portion	—	1,000
Others	347	188
Less: allowance for credit losses	(2,078)	(2,054)
Prepayments and other receivables	6,298	8,463

* Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.